METROPOLITAN WEST FUNDS

SUPPLEMENT DATED DECEMBER 28, 2018 TO

THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 27, 2018 (THE “SAI”)

For current and prospective investors in the Metropolitan West Floating Rate Income Fund (the “Fund”):

Effective December 31, 2018, James S. Farnham will retire as a portfolio manager of the Fund. Therefore, effective December 31, 2018, all references to James S. Farnham in the disclosure under the heading “PORTFOLIO MANAGERS – Other Accounts Managed” on page 59 of the SAI and the heading “PORTFOLIO MANAGERS – Ownership of Securities” on page 61 of the SAI are hereby removed.

For current and prospective investors in the Metropolitan West High Yield Bond Fund (the “Fund”):

Effective December 31, 2018, James S. Farnham will retire as a portfolio manager of the Fund, and Tad Rivelle and Bryan T. Whalen will be added to the portfolio management team of the Fund. Therefore, effective December 31, 2018, all references to James S. Farnham in the disclosure under the heading “PORTFOLIO MANAGERS – Other Accounts Managed” on page 59 of the SAI and the heading “PORTFOLIO MANAGERS – Ownership of Securities” on page 61 of the SAI are hereby removed.

In addition, effective December 31, 2018, the disclosure relating to Tad Rivelle and Bryan T. Whalen under the heading “PORTFOLIO MANAGERS – Other Accounts Managed” on page 59 of the SAI is deleted in its entirety and replaced with the following:

Tad Rivelle*

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	22	$26,907	0	$0
Other Pooled Investment Vehicles:	43	$11,496	23	$1,357
Other Accounts:	223	$39,777	7	$3,880

*    Information for Mr. Rivelle is provided as of November 30, 2018.

Bryan T. Whalen*

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	20	$26,890	0	$0
Other Pooled Investment Vehicles:	43	$11,496	23	$1,357
Other Accounts:	222	$39,693	7	$3,880

*    Information for Mr. Whalen is provided as of November 30, 2018.

In addition, effective December 31, 2018, the disclosure relating to the Fund under the heading “PORTFOLIO MANAGERS – Ownership of Securities” on page 61 of the SAI is deleted in its entirety and replaced with the following:

Dollar Range of Fund Shares Beneficially Owned
High Yield Bond Fund
Stephen M. Kane	$500,001 - $1,000,000
Laird R. Landmann	Over $1,000,000
Tad Rivelle*	None
Bryan T. Whalen*	None

*    Information for Messrs. Rivelle and Whalen is provided as of November 30, 2018.

Please retain this Supplement with your SAI for future reference.